Commitment and Contingencies - Schedule of Material Purchase Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leased Assets [Line Items]
2022	$ 16,647
2023	5,165
2024	1,279
Total Commitments	23,091
Materials, services and reagents provider
Operating Leased Assets [Line Items]
2022	11,184
2023	663
2024	0
Total Commitments	11,847
Software provider
Operating Leased Assets [Line Items]
2022	3,084
2023	3,092
2024	1,076
Total Commitments	7,252
Research and development
Operating Leased Assets [Line Items]
2022	1,910
2023	1,010
2024	64
Total Commitments	2,984
Equipment provider
Operating Leased Assets [Line Items]
2022	469
2023	400
2024	139
Total Commitments	$ 1,008